Brandes Global Equity Income Fund
Brandes Global Equity Income Fund
Investment Objective
The Brandes Global Equity Income Fund (the “Global Equity Income Fund” or “Fund”) seeks long term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity Income Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds. More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 65 of the Prospectus and “Additional Purchase and Redemption Information” on page B-83 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Brandes Global Equity Income Fund	Class A		Class C		Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none
Maximum Deferred Sales Charge (Load)	none	[1]	1.00%	[2]	none	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.
[2]	Charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Brandes Global Equity Income Fund		Class A	Class C	Class I	Class R6
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	0.75%	none	none
Shareholder Servicing Fees		none	0.25%	none	none
Other Expenses	[1]	12.76%	13.96%	13.67%	13.62%
Total Other Expenses		12.76%	14.21%	13.67%	13.62%
Total Annual Fund Operating Expenses		13.81%	15.76%	14.47%	14.42%
Less: Fee Waiver and/or Expense Reimbursement		(12.56%)	(13.76%)	(13.47%)	(13.60%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.25%	2.00%	1.00%	0.82%
[1]	"Other Expenses" for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
[2]	The Advisor has contractually agreed to limit the Global Equity Income Fund's Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.25% for Class A, 2.00% for Class C, 1.00% for Class I and 0.82% for Class R6, as percentages of the respective Fund classes' average daily net assets through January 31, 2020 (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.

Example
This Example is intended to help you compare the costs of investing in the Global Equity Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Brandes Global Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	695	3,163	5,216	8,959
Class C	303	3,110	5,424	9,354
Class I	102	2,833	5,072	9,057
Class R6	84	2,812	5,050	9,042

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Brandes Global Equity Income Fund | Class C | USD ($)	203	3,110	5,424	9,354

Portfolio Turnover
The Global Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.42%.

Principal Investment Strategies
The Global Equity Income Fund invests primarily in equity securities of U.S. and foreign companies. The Fund typically invests in companies with market capitalizations (market value of publicly traded equity securities) greater than $3 billion at the time of purchase. The Advisor typically focuses on companies with dividend yields above that of the Morgan Stanley Capital International World Index (“MSCI World”), either currently or based on forecasted dividend levels over the next three to five years. A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities. Equity securities include common and preferred stocks, warrants and rights. The Fund may invest up to 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging market countries (including frontier market countries). The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one company. From time to time, the Fund may invest more than 25% of its assets in any market sector, such as the financial sector. However, as of September 30, 2018, the Fund did not invest in excess of 25% in any sector.

The Global Equity Income Fund may invest in companies located around the world. With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 30% of its total assets measured at the time of purchase, or (b) 150% of the weighting of such country as represented in the MSCI World Index, measured at the time of purchase. The Global Equity Income Fund will invest in at least three different countries, and invest at least 40% of its total assets (measured at the time of purchase) outside of the United States or, if conditions are not favorable, invest at least 30% of its total assets (measured at the time of purchase) outside of the United States. For example, if the Advisor determines that non-U.S. markets are generally overvalued compared to U.S. markets, the Fund may invest up to 70% of its total assets within the United States.

The Global Equity Income Fund  may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which in the Advisor’s discretion require investments inconsistent with the Fund’s principal investment strategies. The amount of such holdings will vary and will depend on the Advisor’s assessment of the quantity and quality of investment opportunities that exist at any given time, and may at times be relatively high.

Brandes Investment Partners, L.P., the Global Equity Income Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio. When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Advisor’s estimates of the underlying company’s intrinsic value, the Advisor seeks to establish an opportunity for long-term capital appreciation. The Advisor may sell a security when its price reaches the Advisor’s estimate of the underlying company’s intrinsic value, the Advisor believes that other investments are more attractive, or for other reasons.

Principal Investment Risks
Because the values of the Global Equity Income Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Principal risks in alphabetical order of the Global Equity Income Fund are as follows:

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Currency Risk – Because the Global Equity Income Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

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Emerging Markets Risk – Emerging markets may involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are the riskiest markets in the world in which to invest. Frontier markets have the least number of investors and investment holdings and may not even have stock markets on which to trade. Investments in these markets are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.

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Financial Sector Risk – Companies in the financial sector are subject to governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently, and may have adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector, as a whole, cannot be predicted.

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Focused Investing Risk – The Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in a particular industry, sector, country or geographic region. During such periods, the Fund may be more susceptible to risks associated with that industry, sector, country or region.

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Foreign Securities Risk – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Global Equity Income Fund invests. The interrelationships of the global economies, volatility or threats to stability of any significant currency, such as occurred in the past with the European Monetary Union, or significant political instability of any country or region, may affect other markets and the value of an investment in the Fund.

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Mid and Small-Capitalization Company Risk – Securities of mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.  These securities may also be more difficult to value.

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Stock Risk – The values of the Global Equity Income Fund’s investments fluctuate, sometimes rapidly and unpredictably, in response to the activities and perceptions of individual companies and general stock market and economic conditions.

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Value Securities Risk – The Global Equity Income Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business or industry, that have caused the securities to be out of favor. It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

●	Value Style Risk – Value style of investing may cause the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time.

Performance
The following performance information shows you how the Global Equity Income Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares since its inception.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Global Equity Income Fund will perform in the future.  Updated performance is available on the Fund’s website at www.brandesfunds.com.

Brandes Global Equity Income Fund Total Returns as of December 31, for Class I Shares

Best Quarter	Q1	2017	6.64%
Worst Quarter	Q4	2018	-9.10%

Brandes Global Equity Income Fund Average Annual Total Returns For periods ending December 31, 2018 (Returns reflect applicable sales charges)
Average Annual Returns - Brandes Global Equity Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Shares – Return Before Taxes	(13.99%)	4.59%	Dec. 31, 2014
Class C	Class C Shares – Return Before Taxes	(9.49%)	5.02%	Dec. 31, 2014
Class R6	Class R6 Shares – Return Before Taxes	(8.02%)	5.78%	Dec. 31, 2014
Class I	Class I Shares – Return Before Taxes	(8.02%)	5.78%	Dec. 31, 2014
After Taxes on Distributions | Class I	Class I Shares – Return After Taxes on Distributions	(9.16%)	4.53%
After Taxes on Distributions and Sale of Fund Shares | Class I	Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares	(3.55%)	4.57%
MSCI World (Net Dividends) Index (reflects no deduction for fees, expenses or taxes)	MSCI World (Net Dividends) Index (reflects no deduction for fees, expenses or taxes)	(8.71%)	4.46%	Dec. 31, 2014

As of the date of this prospectus, Class R6 shares have not commenced operations.  Accordingly, the performance shown for Class R6 shares reflects the performance of Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.